Financial Liabilities - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Current portion of long-term borrowings and bonds	₩ 1,553,907	₩ 1,452,926
Current financial liabilities	1,553,907	1,452,926
Non-current
Bonds	1,772,599	1,506,003
Derivatives	25,758
Non-current financial liabilities	7,030,628	4,150,192
Won [member]
Current
Current portion of long-term borrowings and bonds	150,651	200,664
Non-current
Non-current financial liabilities	2,700,608	1,251,258
Bonds	1,446,393	1,506,003
Foreign currencies [member]
Non-current
Non-current financial liabilities	2,531,663	₩ 1,392,931
Bonds	₩ 326,206